Fair value measurement of financial instruments	6 Months Ended
Sep. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2022 and March 31, 2022 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	5,707	5,707
Financial assets at fair value through profit or loss
- Other current receivables - Derivative financial instruments	—	38	—	38
Total assets	—	38	5,707	5,745

Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	11,775	11,775
- Warrant liabilities - Public warrants	6,265	—	—	6,265

- Warrant liabilities - Private warrants	—	3,699	—	3,699
- Other current liabilities - Derivative financial instruments	—	228	—	228
Total liabilities	6,265	3,927	11,775	21,967

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826
The Group classifies the fair value of its financial instruments in the following hierarchy:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly;
•Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
There were no transfers between fair value hierarchy levels, nor any changes to the valuation techniques applied during the six months ended September 30, 2022.
The fair value of financial instruments that are not traded in an active market (for example over-the-counter derivatives, put options and private warrants) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. When the fair value of an unquoted instrument cannot be measured with sufficient reliability, the Group carries such instruments at cost less impairment, if applicable.
Warrants
The fair value of the private and public warrants is categorized as Level 2 and Level 1, respectively, in the fair value hierarchy. The Group has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Group’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price. For the six months ended September 30, 2022, the Group recognized EUR2.1 million fair value gain associated with the warrant liabilities under operating expenses in the income statement.
Put options
The fair value of the put options were derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The main driver for the valuation of the put options is the underlying business plan whereby the top and bottom 5% of extreme values have been excluded from the calculations.
For the six months ended September 30, 2022, the Group recognized EUR2.9 million fair value gain associated with put options under operating expenses in the income statement.
The following table presents the changes in level 3 instruments for the six months ended September 30, 2022:

(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2022	3,881	15,419
Additions	2,000
Gain recognized in income statement	—	(2,928)
Reclassifications	(174)	—
Exchange differences	—	(716)
Closing balance as of September 30, 2022	5,707	11,775

On August 23, 2022, Global Blue acquired a minority share of 4.29% in Reflaunt, a resale service provider, for a consideration of USD2.0 million (EUR2.0 million).
As of September 30, 2022 the put options comprise of EUR5.3 million and EUR6.5 million related to the acquisitions of ZigZag and Yocuda, respectively.